Equity	6 Months Ended
Jul. 02, 2022
Equity
Equity

Note 11.Equity

Immediately prior to the Business Combination, management made a non-cash discretionary distribution to effectively settle all existing Class P Units in exchange for Historical LLC Interests in QualTek HoldCo. In addition, as mentioned in Note 1 - Nature of Business and Summary of Significant Accounting Policies, per the Business Combination Agreement, QualTek HoldCo issued the Convertible Note – Related Party – June 2021 (see in Note 8-Debt and Capital Lease Obligations) in an aggregate principal amount of $30,568 thousand to BCP QualTek II, LLC in exchange for all the Preferred Class B units, which automatically converted into Common Units upon closing of the Business Combination.

QualTek Services Inc. Preferred Stock: The Company is authorized to issue 1,000 thousand shares of preferred stock with a par value of $0.0001 per share. At July 2, 2022, there were no shares of preferred stock issued or outstanding.

QualTek Services Inc. Class A Common Stock: The Company is authorized to issue 500,000 thousand shares of Class A Common Stock with a par value of $0.0001 per share. At July 2, 2022, there were 24,446 thousand shares of Class A Common Stock (inclusive of 2,275 thousand shares of Blocker Owner Earnout Shares) issued and outstanding. Holders of Class A Common Stock are entitled to full economic rights, including the right to receive dividends when and if declared by the Board. Each holder of Class A Common Stock is entitled to one vote for each share of Class A Common Stock held. Upon liquidation of the Company, holders of Class A Common Stock are entitled to share ratably in all assets remaining after payment of debts and other liabilities.

QualTek Services Inc. Class B Common Stock: The Company is authorized to issue 500,000 thousand shares of Class B Common Stock with a par value of $0.0001 per share. At July 2, 2022, there were 26,664 thousand shares of Class B Common Stock (inclusive of 3,836 thousand shares of Earnout Voting Shares) issued and outstanding. Holders of Class B Common Stock do not have economic rights but are entitled to one vote for each share of Class B Common Stock held. Upon liquidation of the Company, holders are not entitled to receive any assets remaining after payment of debts and other liabilities.

Holders of Class A Common Stock and Class B Common Stock vote as a single class on all matters requiring a shareholder vote.

Non-controlling Interests: QualTek Services Inc. is the sole managing member of QualTek HoldCo and consolidates the financial results of QualTek HoldCo. The non-controlling interests balance represents the economic interest in QualTek HoldCo held by the Flow-through Sellers. The following table summarizes the ownership of QualTek HoldCo as of July 2, 2022:

		Ownership
	Common Units	Percentage
Common Units held by QualTek Services Inc.	22,171,350	45%
Common Units held by Flow-through Sellers	26,663,575	55%
Balance at end of period	48,834,925	100%

Each Common Unit corresponds to a share of Class B Common Stock. Common Unit holders share in QualTek HoldCo’s profits or loss and distributions on a pro rata basis. The Flow-through Sellers have the right to exchange their Common Units in QualTek HoldCo for shares of Class A Common Stock of QualTek Services Inc. on a one-to-one basis after the expiration of the Lock-Up Period (as defined in the Third Amended and Restated Third Amended and Restated Limited Liability Company Agreement of Qualtek HoldCo, LLC). In connection with the exercise of the exchange of the Common Units, the Flow-through Sellers will be required to surrender a number of shares of Class B Common Stock, which the Company will cancel for no consideration on a one-for-one basis with the number of Common Units so exchanged. As of July 2, 2022, no exchanges have occurred or been requested.

Public Warrants: In connection with the Business Combination, the Company assumed the Public Warrants which are recorded as a component of equity. At July 2, 2022, there were 2,875 thousand Public Warrants outstanding. Refer to Note 9-Warrants for additional information.

Earnout Shares: As discussed in Note 1 - Nature of Business and Summary of Significant Accounting Policies, the Company issued 2,275 thousand shares of Class A Common Stock (Blocker Owner Earnout Shares) and 3,836 thousand shares of Class B Common Stock (Earnout Voting Shares) that are subject to certain restriction on transfer and voting and potential forfeiture pending the achievement of the earnout targets. Blocker Owner Earnout Shares are entitled to receive, ratably with the other outstanding shares of Class A Common Stock, dividends, and other distributions prior to vesting. Earnout Voting Shares have only voting rights and therefore are not entitled to receive any distributions. Each Earnout Voting Share has a corresponding Common Unit of QualTek HoldCo, LLC which is subject to the same vesting conditions. At July 2, 2022, the earnout targets have not been achieved and all Earnout Shares are unvested.